Lease - Maturity analysis of the annual undiscounted cash flows (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Years ending December 31:
2020/2021	$ 3,524,553	$ 2,672,568
2021/2022	2,365,766	1,380,725
2022/2023	717,715	867,840
2023/2024	510,648	578,422
2024/2025	144,305	488,389
2025/2026 and after	484,253	561,804
Total undiscounted operating lease payment	7,747,240	6,549,748
Less: imputed interest	539,947	708,090
Present value of operating lease liabilities	$ 7,207,293	$ 5,841,658